Since Inception [Member] Investment Strategy - Putnam Retirement Advantage 2045 Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other affiliated mutual funds, referred to as underlying funds.
The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. The Investment Manager adjusts these allocations at the end of each calendar quarter based on the glide path.
The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2025 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2026. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2025.
The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2070	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2025	78.0%	78.0%	59.0%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2026	78.6%	75.1%	55.3%	30.1%	7.9%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2025	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2026	21.5%	24.4%	44.2%	69.4%	90.7%	81.2%	33.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2025	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.2%	16.2%	0.0%
	2026	0.0%	0.0%	0.0%	0.0%	0.0%	16.0%	62.4%	74.9%	13.2%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.9%	58.7%	0.0%
	2026	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	13.0%	54.8%	0.0%
Putnam Short Term Investment Fund	2025	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2026	0.5%	0.5%	0.5%	0.5%	1.4%	2.8%	3.7%	4.9%	6.0%	6.0%
Putnam Multi-Asset Income Funds	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.1%	94.0%
	2026	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.2%	26.0%	94.0%
Total Equity**	2025	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.4%
	2026	95.2%	94.6%	90.7%	85.6%	80.5%	74.6%	64.6%	50.8%	31.4%	25.4%
Total Fixed Income**	2025	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	74.6%
	2026	4.8%	5.4%	9.3%	14.4%	19.5%	25.4%	35.4%	49.2%	68.6%	74.6%
* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
** Equity and fixed-income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocations to equity and fixed income investments as set forth under “What are the funds’ and each underlying funds’ main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The investment managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and consequently, actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although the Investment Manager expects these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable.
It is assumed that investors will begin gradual withdrawals from the fund at or around the target date. As the target date year of the fund approaches, the fund’s target allocations will increasingly correspond closely to those of Putnam Retirement Advantage Maturity Fund (“Maturity Fund”), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund prior to the end of the target year as determined by the Investment Manager in its discretion. More information about Maturity Fund is available in this prospectus beginning on page 108, and more information about the underlying funds (which are not offered by this prospectus) is included below and under ”What are the funds’ and each underlying fund’s main investment strategies and related risks?”
Information about each underlying fund’s investment strategy
Putnam Dynamic Asset Allocation Equity Fund (“Equity Fund”)
Equity Fund invests primarily in common stocks of large and midsize companies located worldwide, including both growth and value stocks. In selecting investments for Equity Fund, Equity Fund’s investment manager may consider a variety of factors, including a company’s valuation, financial strength, growth potential, competitive position within its industry, projected future earnings, cash flows, and dividends. Equity Fund’s investment manager may also consider other factors that it believes could contribute to an increase in the company’s stock price.
Under normal circumstances, Equity Fund invests at least 80% of the value of its net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders.
For a further discussion of Equity Fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 118.
Putnam Dynamic Asset Allocation Growth Fund (“Growth Fund”)
Putnam Dynamic Asset Allocation Balanced Fund (“Balanced Fund”)
Putnam Dynamic Asset Allocation Conservative Fund (“Conservative Fund”)
Putnam Multi-Asset Income Fund (“Multi-Asset Income Fund”)
Growth Fund invests primarily in equity securities, including both growth and value stocks, of U.S. and foreign companies of any size. Growth Fund also invests, to a lesser extent, in fixed income investments, which may include U.S. and foreign government obligations, corporate obligations, and securitized debt instruments such as mortgage-backed investments.
Balanced Fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size, as well as in fixed income investments, including U.S. and foreign government obligations, corporate obligations, and securitized debt instruments.
Conservative Fund invests primarily in fixed income investments, including U.S. and foreign government obligations, corporate obligations, and securitized debt instruments such as mortgage-backed investments. Conservative Fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size.
Multi-Asset Income Fund invests mainly in fixed income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations, and securitized debt instruments of any credit quality, such as mortgage-backed investments. Multi-Asset Income Fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size.
In evaluating equity investments, each fund’s investment manager may consider factors such as a company’s valuation, financial strength, growth potential, competitive position within its industry, projected future earnings, cash flows, and dividends. For fixed income investments, each fund’s investment manager may consider credit, interest rate, and prepayment risks, as well as general market conditions. Each fund’s investment manager may also select other investments that do not fall within these asset classes.
For a further discussion of each fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 118.
Putnam Short Term Investment Fund (“Short Term Investment Fund”)
Short Term Investment Fund invests in a diversified portfolio of fixed income securities with a focus on short duration, investment-grade money market and other fixed income instruments.
Under normal circumstances, the effective duration of Short Term Investment Fund’s portfolio will generally not exceed one year, which helps limit the fund’s sensitivity to changes in interest rates. Short Term Investment Fund will maintain a dollar-weighted average portfolio maturity of three years or less.
In evaluating investments, Short Term Investment Fund’s investment manager may consider factors such as credit risk, interest rate risk, prepayment risk, and general market conditions when deciding whether to buy or sell securities.
For a further discussion of Short Term Investment Fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 118.